STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 1.4%
Adient PLC	52,123	[a]	1,342,688
Autoliv, Inc.	40,934		4,140,065
Gentex Corp.	132,911		4,128,216
Harley-Davidson, Inc.	69,185		2,594,438
Lear Corp.	32,369		3,950,313
The Goodyear Tire & Rubber Company	159,983	[a]	1,871,801
Thor Industries, Inc.	30,023		3,186,641
Visteon Corp.	15,745	[a]	1,819,177
			23,033,339
Banks - 5.7%
Associated Banc-Corp	83,824		1,926,276
Bank OZK	60,797		2,850,771
Cadence Bank	102,860		3,381,008
Columbia Banking System, Inc.	120,615		3,155,288
Commerce Bancshares, Inc.	66,767		4,320,493
Cullen/Frost Bankers, Inc.	36,391		4,259,930
East West Bancorp, Inc.	79,050		6,947,704
F.N.B. Corp.	202,517		3,106,611
First Financial Bankshares, Inc.	73,987		2,845,540
First Horizon Corp.	310,686		5,197,777
Glacier Bancorp, Inc.	63,703		2,848,161
Hancock Whitney Corp.	49,794		2,725,226
Home BancShares, Inc.	105,154		2,979,013
International Bancshares Corp.	30,173		2,034,867
New York Community Bancorp, Inc.	144,271		1,517,731
Old National Bancorp	178,284		3,569,246
Pinnacle Financial Partners, Inc.	43,299		4,170,560
Prosperity Bancshares, Inc.	54,135		3,925,870
SouthState Corp.	43,281		4,283,521
Synovus Financial Corp.	82,544		3,858,932
Texas Capital Bancshares, Inc.	26,996	[a]	1,784,436
UMB Financial Corp.	25,097		2,560,396
United Bankshares, Inc.	76,418		2,974,953
Valley National Bancorp	238,460		2,003,064
Webster Financial Corp.	98,047		4,865,092
Wintrust Financial Corp.	36,269		3,924,306
Zions Bancorp NA	83,699		4,324,727
			92,341,499
Capital Goods - 15.3%
AAON, Inc.	38,781		3,433,282
Acuity Brands, Inc.	17,268		4,340,312
Advanced Drainage Systems, Inc.	38,709		6,853,041
AECOM	77,336		7,007,415

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 15.3% (continued)
AGCO Corp.	35,186		3,322,262
Applied Industrial Technologies, Inc.	21,841		4,765,488
BWX Technologies, Inc.	51,845		5,158,059
Carlisle Cos., Inc.	26,972		11,289,940
Chart Industries, Inc.	23,758	[a]	3,826,939
Comfort Systems USA, Inc.	20,313		6,752,447
Core & Main, Inc., CI. A	97,157	[a]	5,194,985
Crane Co.	27,871		4,471,066
Curtiss-Wright Corp.	21,758		6,412,083
Donaldson Co., Inc.	67,860		5,077,285
EMCOR Group, Inc.	26,699		10,023,873
EnerSys	22,648		2,489,695
Esab Corp.	32,661		3,318,358
Flowserve Corp.	75,504		3,816,727
Fluor Corp.	97,722	[a]	4,700,428
Fortune Brands Innovations, Inc.	70,833		5,724,015
GATX Corp.	20,091		2,802,695
Graco, Inc.	96,089		8,172,369
Hexcel Corp.	47,202		3,125,244
ITT, Inc.	46,756		6,614,104
Lennox International, Inc.	18,215		10,628,452
Lincoln Electric Holdings, Inc.	32,331		6,641,111
MasTec, Inc.	34,654	[a]	3,812,980
MDU Resources Group, Inc.	114,569		3,086,489
MSC Industrial Direct Co., Inc., Cl. A	26,219		2,332,180
NEXTracker, Inc., Cl. A	70,063	[a]	3,442,896
nVent Electric PLC	94,319		6,850,389
Oshkosh Corp.	36,918		4,011,141
Owens Corning	49,232		9,175,860
RBC Bearings, Inc.	16,459	[a]	4,786,936
Regal Rexnord Corp.	37,791		6,072,258
Sensata Technologies Holding PLC	84,762		3,304,870
Simpson Manufacturing Co., Inc.	24,177		4,644,160
Terex Corp.	37,687		2,384,080
The Middleby Corp.	30,854	[a]	4,183,185
The Timken Company	37,127		3,228,193
The Toro Company	59,316		5,678,321
Trex Co., Inc.	61,683	[a]	5,158,549
UFP Industries, Inc.	35,267		4,652,775
Valmont Industries, Inc.	11,513		3,435,019
Watsco, Inc.	18,168		8,893,054
Watts Water Technologies, Inc., Cl. A	15,569		3,230,879
WESCO International, Inc.	24,757		4,331,237
Woodward, Inc.	34,610		5,398,814
			248,055,940

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Commercial & Professional Services - 4.5%
CACI International, Inc., Cl. A	12,667	[a]	5,845,567
Clean Harbors, Inc.	28,497	[a]	6,803,089
Concentrix Corp.	27,036		1,906,038
ExlService Holdings, Inc.	93,305	[a]	3,289,934
Exponent, Inc.	28,773		3,052,240
FTI Consulting, Inc.	19,904	[a]	4,338,475
Genpact Ltd.	94,078		3,261,684
Insperity, Inc.	20,273		2,082,443
KBR, Inc.	76,168		5,072,027
ManpowerGroup, Inc.	26,654		2,041,163
MAXIMUS, Inc.	34,828		3,235,173
MSA Safety, Inc.	21,003		3,962,216
Paylocity Holding Corp.	24,508	[a]	3,677,916
RB Global, Inc.	104,374		8,311,302
Science Applications International Corp.	28,926		3,598,394
Stericycle, Inc.	52,614	[a]	3,080,550
Tetra Tech, Inc.	30,527		6,509,577
The Brink's Company	25,131		2,764,159
			72,831,947
Consumer Discretionary Distribution & Retail - 4.6%
Abercrombie & Fitch Co., Cl. A	28,927	[a]	4,266,154
AutoNation, Inc.	13,882	[a]	2,647,575
Burlington Stores, Inc.	36,283	[a]	9,445,191
Dick's Sporting Goods, Inc.	33,079		7,156,642
Five Below, Inc.	31,777	[a]	2,311,459
Floor & Decor Holdings, Inc., Cl. A	60,796	[a]	5,958,008
GameStop Corp., Cl. A	152,125	[a]	3,448,674
Lithia Motors, Inc.	15,791		4,363,527
Macy's, Inc.	154,282		2,665,993
Murphy USA, Inc.	10,711		5,408,198
Nordstrom, Inc.	56,201		1,283,069
Ollie's Bargain Outlet Holdings, Inc.	34,580	[a]	3,376,391
Penske Automotive Group, Inc.	11,125		1,936,974
RH	8,890	[a]	2,578,811
The Gap, Inc.	124,814		2,930,633
Valvoline, Inc.	74,111	[a]	3,446,162
Williams-Sonoma, Inc.	73,006		11,292,568
			74,516,029
Consumer Durables & Apparel - 4.0%
Brunswick Corp.	38,352		3,123,770
Capri Holdings Ltd.	67,211	[a]	2,254,257
Carter's, Inc.	20,365		1,233,101
Columbia Sportswear Co.	19,370		1,582,529
Crocs, Inc.	34,400	[a]	4,622,328
Helen of Troy Ltd.	13,462	[a]	795,739

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Consumer Durables & Apparel - 4.0% (continued)
KB Home	41,728		3,591,946
Mattel, Inc.	196,677	[a]	3,793,899
Polaris, Inc.	29,901		2,490,155
PVH Corp.	31,807		3,243,996
Skechers USA, Inc., Cl. A	75,096	[a]	4,891,002
Taylor Morrison Home Corp.	60,411	[a]	4,052,370
Tempur Sealy International, Inc.	98,583		5,160,820
Toll Brothers, Inc.	59,164		8,443,294
TopBuild Corp.	17,970	[a]	8,599,364
Under Armour, Inc., Cl. A	103,860	[a]	723,904
Under Armour, Inc., Cl. C	110,631	[a]	751,184
Whirlpool Corp.	31,123		3,173,612
YETI Holdings, Inc.	47,352	[a]	1,958,005
			64,485,275
Consumer Services - 4.5%
Aramark	149,228		5,114,044
Boyd Gaming Corp.	37,817		2,301,921
Choice Hotels International, Inc.	13,874		1,768,241
Churchill Downs, Inc.	37,961		5,449,681
Duolingo, Inc.	20,899	[a]	3,593,374
Graham Holdings Co., Cl. B	1,995		1,545,826
Grand Canyon Education, Inc.	16,533	[a]	2,578,321
H&R Block, Inc.	79,006		4,577,608
Hilton Grand Vacations, Inc.	39,544	[a]	1,708,696
Hyatt Hotels Corp., Cl. A	25,499		3,756,768
Light & Wonder, Inc.	51,209	[a]	5,489,605
Marriott Vacations Worldwide Corp.	18,771		1,587,651
Planet Fitness, Inc., Cl. A	49,384	[a]	3,639,601
Service Corp. International	82,206		6,569,081
Texas Roadhouse, Inc.	37,945		6,625,576
The Wendy's Company	92,287		1,562,419
Travel + Leisure Co.	41,259		1,901,627
Vail Resorts, Inc.	21,460		3,905,935
Wingstop, Inc.	16,795		6,279,315
Wyndham Hotels & Resorts, Inc.	45,829		3,470,172
			73,425,462
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings, Inc.	75,196	[a]	6,614,240
Casey's General Stores, Inc.	20,969		8,132,617
Performance Food Group Co.	88,405	[a]	6,099,945
Sprouts Farmers Market, Inc.	56,990	[a]	5,692,731
US Foods Holding Corp.	128,507	[a]	6,989,496
			33,529,029
Energy - 5.4%
Antero Midstream Corp.	195,083		2,801,392

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 5.4% (continued)
Antero Resources Corp.	165,981	[a]	4,816,769
ChampionX Corp.	109,451		3,749,791
Chesapeake Energy Corp.	63,233		4,826,575
Chord Energy Corp.	35,327		6,064,233
Civitas Resources, Inc.	51,904		3,620,823
CNX Resources Corp.	86,448	[a]	2,288,279
DT Midstream, Inc.	55,332		4,169,820
HF Sinclair Corp.	84,610		4,354,877
Matador Resources Co.	66,032		4,059,647
Murphy Oil Corp.	81,610		3,377,022
NOV, Inc.	227,807		4,742,942
Ovintiv, Inc.	141,415		6,567,313
PBF Energy, Inc., Cl. A	59,644		2,430,493
Permian Resources Corp.	290,876		4,462,038
Range Resources Corp.	137,304		4,288,004
Southwestern Energy Co.	629,212	[a]	4,058,417
Texas Pacific Land Corp.	10,579		8,938,197
Valaris Ltd.	35,337	[a]	2,777,135
Weatherford International PLC	41,760		4,921,834
			87,315,601
Equity Real Estate Investment Trusts - 6.7%
Agree Realty Corp.	57,036	[b]	3,933,773
American Homes 4 Rent, Cl. A	183,631	[b]	6,627,243
Brixmor Property Group, Inc.	172,849	[b]	4,402,464
COPT Defense Properties	62,588	[b]	1,813,174
Cousins Properties, Inc.	87,105	[b]	2,396,259
CubeSmart	127,811	[b]	6,081,247
EastGroup Properties, Inc.	27,306	[b]	5,105,949
EPR Properties	43,317	[b]	1,949,265
Equity Lifestyle Properties, Inc.	105,952	[b]	7,276,783
First Industrial Realty Trust, Inc.	74,859	[b]	4,096,284
Gaming & Leisure Properties, Inc.	154,245	[b]	7,743,099
Healthcare Realty Trust, Inc.	217,023	[b]	3,839,137
Independence Realty Trust, Inc.	127,119	[b]	2,370,769
Kilroy Realty Corp.	61,187	[b]	2,262,083
Kite Realty Group Trust	123,829	[b]	3,053,623
Lamar Advertising Co., Cl. A	50,133	[b]	6,008,941
National Storage Affiliates Trust	39,189	[b]	1,668,276
NNN REIT, Inc.	103,828	[b]	4,660,839
Omega Healthcare Investors, Inc.	141,189	[b]	5,139,280
Park Hotels & Resorts, Inc.	117,504	[b]	1,769,610
Potlatchdeltic Corp.	45,687	[b]	2,026,675
Rayonier, Inc.	77,244	[b]	2,342,811
Rexford Industrial Realty, Inc.	123,499	[b]	6,188,535
Sabra Health Care REIT, Inc.	133,289	[b]	2,163,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Equity Real Estate Investment Trusts - 6.7% (continued)
STAG Industrial, Inc.	103,112	[b]	4,208,001
Vornado Realty Trust	89,719	[b]	2,690,673
WP Carey, Inc.	124,319	[b]	7,186,881
			109,004,954
Financial Services - 6.1%
Affiliated Managers Group, Inc.	18,309		3,398,517
Ally Financial, Inc.	155,428		6,995,814
Annaly Capital Management, Inc.	284,310	[b]	5,660,612
Equitable Holdings, Inc.	173,691		7,574,665
Essent Group Ltd.	60,146		3,779,575
Euronet Worldwide, Inc.	24,992	[a]	2,548,934
Evercore, Inc., Cl. A	20,132		5,040,851
Federated Hermes, Inc.	44,537		1,528,955
FirstCash Holdings, Inc.	21,201		2,366,032
Houlihan Lokey, Inc.	29,913		4,494,428
Interactive Brokers Group, Inc., Cl. A	60,717		7,241,717
Janus Henderson Group PLC	72,502		2,699,249
Jefferies Financial Group, Inc.	96,373		5,634,929
MGIC Investment Corp.	152,262		3,782,188
Morningstar, Inc.	14,911		4,736,479
SEI Investments Co.	56,604		3,840,015
SLM Corp.	124,497		2,824,837
Starwood Property Trust, Inc.	169,315	[b]	3,377,834
Stifel Financial Corp.	58,036		5,146,052
The Carlyle Group, Inc.	122,673		6,101,755
The Western Union Company	194,112		2,307,992
Voya Financial, Inc.	56,879		4,136,810
WEX, Inc.	23,682	[a]	4,344,463
			99,562,703
Food, Beverage & Tobacco - 1.6%
Celsius Holdings, Inc.	84,463	[a]	3,955,402
Coca-Cola Consolidated, Inc.	2,650		3,036,609
Darling Ingredients, Inc.	92,130	[a]	3,660,325
Flowers Foods, Inc.	110,749		2,494,067
Ingredion, Inc.	37,295		4,638,379
Lancaster Colony Corp.	11,491		2,218,452
Pilgrim's Pride Corp.	22,654	[a]	934,024
Post Holdings, Inc.	28,393	[a]	3,105,058
The Boston Beer Company, Inc., Cl. A	5,238	[a]	1,467,740
			25,510,056
Health Care Equipment & Services - 3.9%
Acadia Healthcare Co., Inc.	52,195	[a]	3,384,846
Amedisys, Inc.	18,337	[a]	1,797,943
Chemed Corp.	8,576		4,889,692
Dentsply Sirona, Inc.	117,959		3,201,407

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 3.9% (continued)
Doximity, Inc., Cl. A	70,577	[a]	1,976,156
Encompass Health Corp.	57,034		5,300,740
Enovis Corp.	28,436	[a]	1,354,691
Envista Holdings Corp.	99,730	[a]	1,702,391
Globus Medical, Inc., Cl. A	63,637	[a]	4,579,319
Haemonetics Corp.	28,651	[a]	2,580,023
HealthEquity, Inc.	49,613	[a]	3,893,628
Lantheus Holdings, Inc.	39,378	[a]	4,127,996
LivaNova PLC	30,335	[a]	1,498,549
Masimo Corp.	25,692	[a]	2,748,530
Neogen Corp.	113,549	[a]	1,933,739
Option Care Health, Inc.	99,722	[a]	2,960,746
Penumbra, Inc.	22,072	[a]	3,688,010
Progyny, Inc.	47,662	[a]	1,344,068
R1 RCM, Inc.	114,356	[a]	1,472,905
Tenet Healthcare Corp.	55,496	[a]	8,307,751
			62,743,130
Household & Personal Products - .7%
BellRing Brands, Inc.	73,621	[a]	3,775,285
Coty, Inc., Cl. A	205,045	[a]	2,040,198
e.l.f. Beauty, Inc.	31,659	[a]	5,463,710
			11,279,193
Insurance - 4.8%
American Financial Group, Inc.	37,572		4,920,429
Brighthouse Financial, Inc.	34,617	[a]	1,726,350
CNO Financial Group, Inc.	61,766		2,153,163
Erie Indemnity Co., Cl. A	14,170		6,251,095
Fidelity National Financial, Inc.	147,356		8,164,996
First American Financial Corp.	59,168		3,584,397
Kemper Corp.	34,138		2,186,880
Kinsale Capital Group, Inc.	12,561		5,741,256
Old Republic International Corp.	143,158		4,956,130
Primerica, Inc.	19,540		4,919,586
Reinsurance Group of America, Inc.	37,607		8,477,746
RenaissanceRe Holdings Ltd.	30,226		7,009,712
RLI Corp.	22,846		3,440,379
Ryan Specialty Holdings, Inc.	58,613		3,609,975
Selective Insurance Group, Inc.	34,484		3,114,595
The Hanover Insurance Group, Inc.	20,640		2,837,794
Unum Group	101,137		5,818,412
			78,912,895
Materials - 6.6%
Alcoa Corp.	101,006		3,337,238
AptarGroup, Inc.	37,646		5,533,209
Arcadium Lithium PLC	575,632	[a]	1,830,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 6.6% (continued)
Ashland, Inc.	28,394		2,744,280
Avient Corp.	52,224		2,362,614
Axalta Coating Systems Ltd.	124,918	[a]	4,453,327
Berry Global Group, Inc.	64,790		4,257,999
Cabot Corp.	31,725		3,181,700
Cleveland-Cliffs, Inc.	268,937	[a]	4,128,183
Commercial Metals Co.	66,294		3,984,269
Crown Holdings, Inc.	67,783		6,012,352
Eagle Materials, Inc.	19,554		5,324,554
Graphic Packaging Holding Co.	175,897		5,294,500
Greif, Inc., Cl. A	14,371		958,258
Knife River Corp.	32,382	[a]	2,575,017
Louisiana-Pacific Corp.	35,926		3,526,496
MP Materials Corp.	78,119	[a]	1,056,169
NewMarket Corp.	3,967		2,224,971
Olin Corp.	67,039		3,057,649
Reliance, Inc.	32,625		9,936,270
Royal Gold, Inc.	37,405		5,166,379
RPM International, Inc.	73,153		8,885,163
Silgan Holdings, Inc.	46,589		2,396,072
Sonoco Products Co.	56,144		3,027,284
The Chemours Company	85,717		2,071,780
The Scotts Miracle-Gro Company	23,404		1,839,554
U.S. Steel Corp.	127,225		5,227,675
Westlake Corp.	18,079		2,673,161
			107,066,633
Media & Entertainment - 1.2%
Nexstar Media Group, Inc.	17,958		3,318,459
TEGNA, Inc.	99,185		1,580,017
The New York Times Company, Cl. A	92,827		4,974,599
TKO Group Holdings, Inc.	33,260	[a]	3,636,981
Warner Music Group Corp., Cl. A	79,583		2,388,286
Ziff Davis, Inc.	26,419	[a]	1,264,942
ZoomInfo Technologies, Inc.	158,877	[a]	1,804,843
			18,968,127
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
Arrowhead Pharmaceuticals, Inc.	69,964	[a]	1,998,172
Avantor, Inc.	385,209	[a]	10,304,341
Azenta, Inc.	30,266	[a]	1,885,269
BioMarin Pharmaceutical, Inc.	107,874	[a]	9,097,014
Bruker Corp.	54,867		3,758,938
Cytokinetics, Inc.	64,837	[a]	3,826,031
Exelixis, Inc.	163,933	[a]	3,844,229
Halozyme Therapeutics, Inc.	71,971	[a]	3,977,117
Illumina, Inc.	90,501	[a]	11,095,423

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.7% (continued)
Jazz Pharmaceuticals PLC	35,814	[a]	3,948,493
Medpace Holdings, Inc.	13,378	[a]	5,117,353
Neurocrine Biosciences, Inc.	57,174	[a]	8,094,123
Perrigo Co. PLC	76,931		2,174,839
Repligen Corp.	29,632	[a]	4,958,915
Roivant Sciences Ltd.	195,310	[a]	2,119,114
Sarepta Therapeutics, Inc.	53,701	[a]	7,638,430
Sotera Health Co.	71,677	[a]	994,160
United Therapeutics Corp.	25,199	[a]	7,894,595
			92,726,556
Real Estate Management & Development - .4%
Jones Lang LaSalle, Inc.	26,818	[a]	6,728,636
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems, Inc.	51,908	[a]	1,247,868
Amkor Technology, Inc.	59,682		1,949,214
Cirrus Logic, Inc.	30,523	[a]	3,982,641
Lattice Semiconductor Corp.	78,587	[a]	4,165,111
MACOM Technology Solutions Holdings, Inc.	31,107	[a]	3,139,318
MKS Instruments, Inc.	35,737		4,499,288
Onto Innovation, Inc.	28,065	[a]	5,368,834
Power Integrations, Inc.	32,788		2,394,836
Rambus, Inc.	60,861	[a]	3,130,690
Silicon Laboratories, Inc.	18,115	[a]	2,176,155
Synaptics, Inc.	22,042	[a]	1,924,707
Universal Display Corp.	24,848		5,531,662
Wolfspeed, Inc.	71,895	[a]	1,355,221
			40,865,545
Software & Services - 2.8%
Altair Engineering, Inc., Cl. A	32,186	[a]	2,843,955
AppFolio, Inc., Cl. A	11,794	[a]	2,612,135
ASGN, Inc.	26,002	[a]	2,461,609
Aspen Technology, Inc.	15,807	[a]	2,970,926
Blackbaud, Inc.	22,607	[a]	1,794,544
Commvault Systems, Inc.	24,932	[a]	3,810,856
Dolby Laboratories, Inc., Cl. A	34,536		2,720,055
Dropbox, Inc., CI. A	139,030	[a]	3,325,598
Dynatrace, Inc.	136,655	[a]	6,001,888
Kyndryl Holdings, Inc.	131,130	[a]	3,523,463
Manhattan Associates, Inc.	34,979	[a]	8,932,937
Qualys, Inc.	20,860	[a]	3,111,060
Teradata Corp.	55,662	[a]	1,804,562
			45,913,588
Technology Hardware & Equipment - 3.5%
Arrow Electronics, Inc.	30,303	[a]	3,748,178
Avnet, Inc.	50,829		2,732,567

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Technology Hardware & Equipment - 3.5% (continued)
Belden, Inc.	22,893		2,121,952
Ciena Corp.	81,826	[a]	4,315,503
Cognex Corp.	97,318		4,828,919
Coherent Corp.	76,046	[a]	5,298,885
Crane NXT Co.	26,834		1,687,322
IPG Photonics Corp.	16,446	[a]	1,322,258
Littelfuse, Inc.	14,254		3,807,386
Lumentum Holdings, Inc.	37,934	[a]	1,964,223
Novanta, Inc.	20,223	[a]	3,664,003
Pure Storage, Inc., Cl. A	173,611	[a]	10,404,507
TD SYNNEX Corp.	44,151		5,261,475
Vishay Intertechnology, Inc.	71,621		1,741,107
Vontier Corp.	88,960		3,489,901
			56,388,186
Telecommunication Services - .3%
Frontier Communications Parent, Inc.	129,061	[a]	3,781,487
Iridium Communications, Inc.	67,982		1,951,083
			5,732,570
Transportation - 2.2%
Avis Budget Group, Inc.	10,655		1,076,262
GXO Logistics, Inc.	67,228	[a]	3,763,423
Kirby Corp.	33,410	[a]	4,105,421
Knight-Swift Transportation Holdings, Inc.	91,561		4,983,665
Landstar System, Inc.	20,534		3,906,593
Ryder System, Inc.	25,161		3,526,566
Saia, Inc.	15,067	[a]	6,295,746
XPO, Inc.	65,934	[a]	7,575,157
			35,232,833
Utilities - 2.6%
ALLETE, Inc.	33,249		2,144,561
Black Hills Corp.	38,635		2,281,397
Essential Utilities, Inc.	142,963		5,811,446
IDACORP, Inc.	28,496		2,785,484
National Fuel Gas Co.	51,583		3,022,248
New Jersey Resources Corp.	56,668		2,649,229
NorthWestern Energy Group, Inc.	34,834		1,873,024
OGE Energy Corp.	114,590		4,442,654
ONE Gas, Inc.	31,954		2,224,957
Ormat Technologies, Inc.	30,938		2,402,026
Portland General Electric Co.	58,328		2,763,581
Southwest Gas Holdings, Inc.	34,393		2,550,585
Spire, Inc.	33,100		2,204,129
TXNM Energy, Inc.	51,680		2,148,854

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Utilities - 2.6% (continued)
UGI Corp.		117,960		2,923,049
				42,227,224
Total Common Stocks (cost $975,553,028)				1,608,396,950
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,209,183)	5.44	14,209,183	[c]	14,209,183
Total Investments (cost $989,762,211)		100.0%		1,622,606,133
Cash and Receivables (Net)		.0%		594,084
Net Assets		100.0%		1,623,200,217

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	49	9/20/2024	15,169,126	15,288,490	119,364
Gross Unrealized Appreciation				119,364

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,608,396,950	-	-	1,608,396,950
Investment Companies	14,209,183	-	-	14,209,183
Other Financial Instruments:
Futures††	119,364	-	-	119,364

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2024, accumulated net unrealized appreciation on investments was $632,963,286, consisting of $690,917,843 gross unrealized appreciation and $57,954,557 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.